Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant, and Equipment
Schedule of Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leased assets and leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Schedule of Property, Plant, and Equipment

€ millions	Land and Buildings	Land and	Other Property,	Other Property,	Advance	Total
		Buildings Leased	Plant, and	Plant, and	Payments and
			Equipment	Equipment	Construction
				Leased	in Progress
12/31/2018	1,344	—	1,985	—	224	3,553
12/31/2019	1,537	1,929	1,956	38	36	5,496

Additions
2018	199	—	1,026	—	77	1,302
2019	85	360	586	19	17	1,067